Accounts Receivable-Third Parties - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Allowance for Doubtful Accounts Receivable
As at January 1	$ 95	$ 16
Increase in allowance for credit losses	21	8
Decrease in allowance due to subsequent collection	(92)	(16)
Exchange difference	1
As at June 30	$ 25	$ 8